Note 26 - Commitments and Contingencies (Tables)	12 Months Ended
Oct. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
Years ended October 31	Operating Leases	Other Contractual Commitments
2014	$942	$41,457
2015	491	27,017
2016	484	26,602
2017	269	33,290
2018	164	24,296
Thereafter	2,128	50,967
	$4,478	$203,629